ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

11. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at December 31,

	2012	2011

Trade payables	$89,289	$104,699

Wages payable	35,752	27,247

Accrued liabilities	27,372	47,462

Goldex mine government grant	–	1,452

Other liabilities	32,916	22,687

	$185,329	$203,547

  In 2012 and 2011, the other liabilities balance mainly consisted of various employee payroll tax withholdings and other payroll taxes.